share-based compensation (Tables)	12 Months Ended
Dec. 31, 2017
share-based compensation
Details of share-based compensation expense

	2017				2016
Years ended December 31 (millions)	Note	Employee benefits expense	Associated operating cash outflows	Statement of cash flows adjustment	Employee benefits expense	Associated operating cash outflows	Statement of cash flows adjustment
Restricted stock units 1	(b)	$83	$(67)	$16	$81	$(83)	$(2)
Transformative compensation 2	16(c)	—	—	—	64	(64)	—
Employee share purchase plan 3	(c)	37	(37)	—	40	(40)	—
Share option awards	(d)	1	—	1	—	—	—

		$121	$(104)	$17	$185	$(187)	$(2)

(1)

The expense arising from restricted stock units was net of cash-settled equity swap agreement effects (see Note 4(i)). Within employee benefits expense (see Note 8), restricted stock unit expense of $90 (2016 — $77) is presented as share-based compensation and the balance is included in restructuring costs.

(2)

As set out in Note 16(c), in 2016 we made immediately vesting, transformative compensation lump-sum payments to substantially all of our existing unionized and non-unionized Canadian-sited workforces. For the unionized and non-unionized workforces, approximately 40% of the after-tax value of such qualifying lump-sum payments was paid in our Common Shares (see Note 28(b)) by way of an employee benefit plan trust.

As a result of our being considered for accounting purposes to control an employee benefit plan trust that was used to effect these Common Share payments, such transactions have been recognized as treasury stock transactions and we have applied the cost method of accounting. As at December 31, 2016, the employee benefit plan trust held no Common Shares.

(3)

Employees who received an immediately vesting, transformative compensation lump-sum payment in 2016 contributed a percentage of their payment to the employee share purchase plan consistent with their regular compensation payment, as further described in (c). Our associated employer expense and contributions were $NIL (2016 — $3).

TELUS Corporation restricted stock units
share-based compensation
Disclosure of restricted stocks units

Number of non-vested restricted stock units as at December 31	2017	2016
Restricted stock units without market performance conditions
Restricted stock units with only service conditions	3,327,464	3,260,745
Notional subset affected by total customer connections performance condition	154,452	130,234

	3,481,916	3,390,979
Restricted stock units with market performance conditions
Notional subset affected by relative total shareholder return performance condition	463,357	390,703

	3,945,273	3,781,682

	2017			2016
	Number of restricted stock units 1		Weighted average grant-	Number of restricted stock units 1		Weighted average grant-
Years ended December 31	Non-vested	Vested	date fair value	Non-vested	Vested	date fair value
Outstanding, beginning of period
Non-vested	3,390,979	—	$41.71	3,564,412	—	$41.42
Vested	—	29,108	$38.09	—	29,008	$40.00
Issued
Initial award	1,825,688	—	$43.56	1,942,446	—	$39.74
In lieu of dividends	206,715	455	$43.98	209,027	381	$41.63
Vested	(1,766,680)	1,766,680	$43.73	(2,024,130)	2,024,130	$39.31
Settled in cash	—	(1,698,008)	$43.63	—	(2,004,126)	$39.29
Forfeited and cancelled	(174,786)	(65,387)	$42.88	(300,776)	(20,285)	$35.70

Outstanding, end of period
Non-vested	3,481,916	—	$41.87	3,390,979	—	$41.71
Vested	—	32,848	$41.00	—	29,108	$38.09

(1)	Excluding the notional subset of restricted stock units affected by the relative total shareholder return performance condition.

Vesting in years ending December 31	Number of fixed-cost restricted stock units	Our fixed cost per restricted stock unit	Number of variable-cost restricted stock units	Total number of non-vested restricted stock units 1
2018	1,792,286	$40.91	28,951	1,821,237
2019	1,385,734	$45.46	274,945	1,660,679

	3,178,020		303,896	3,481,916

(1)	Excluding the notional subset of restricted stock units affected by the relative total shareholder return performance condition.

TELUS International (Cda) Inc. restricted stock units
share-based compensation
Disclosure of restricted stocks units

	2017						2016
	US$ denominated				Canadian $ denominated		US$ denominated			Canadian $ denominated
Years ended	Number of restricted stock units		Grant-date		Number of vested restricted	Grant-date	Number of non-vested restricted	Grant-date		Number of restricted stock units		Grant-date
December 31	Non-vested	Vested	fair value		stock units	fair value	stock units	fair value		Non-vested	Vested	fair value
Outstanding, beginning of period
Non-vested	163,785	—	US$	21.90	—	$—	—	US$	—	—	—	$—
Vested	—	—	US$	—	32,299	$21.36	—	US$	—	—	—	$—
Issued — initial award	213,768		US$	26.40	—	$—	163,785	US$	21.90	32,299	—	$21.36
Vested	(208)	208	US$	24.10	—	$—	—	US$	—	(32,299)	32,299	$21.36
Exercised	—	(208)	US$	24.10	—	$—	—	US$	—	—	—	$—
Forfeited and cancelled	(2,559)	—	US$	24.10	—	$—	—	US$	—	—	—	$—

Outstanding, end of period
Non-vested	374,786	—	US$	24.45	—	$—	163,785	US$	21.90	—	—	$—
Vested	—	—	US$	—	32,299	$21.36	—	US$	—	—	32,299	$21.36

TELUS Corporation share options
share-based compensation
Disclosure of stock options

	2017		2016
Years ended December 31	Number of share options	Weighted average share option price	Number of share options	Weighted average share option price
Outstanding, beginning of period	1,417,693	$24.49	2,375,596	$22.96
Exercised 1	(652,926)	$21.90	(925,682)	$20.75
Forfeited	(3,908)	$27.56	(13,112)	$24.49
Expired	(20,388)	$16.31	(19,109)	$15.29

Outstanding, end of period 2	740,471	$26.99	1,417,693	$24.49

(1)

The total intrinsic value of share option awards exercised for the year ended December 31, 2017, was $15 million (2016 — $19 million), reflecting a weighted average price at the dates of exercise of $44.63 per share (2016 — $41.06 per share). The difference between the number of share options exercised and the number of Common Shares issued (as reflected in the Consolidated statements of changes in owners’ equity) is the effect of our choosing to settle share option award exercises using the net-equity settlement feature.

(2)	All outstanding TELUS Corporation share options are vested, their range of prices is $23.08 — $31.69 per share and their weighted average remaining contractual life is 0.9 years.

TELUS International (Cda) Inc. share options
share-based compensation
Disclosure of stock options

	2017					2016
	US$ denominated			Canadian $ denominated		US$ denominated			Canadian $ denominated
Years ended December 31	Number of share options	Weighted average share option price 1		Number of share options	Share option price 2	Number of share options	Weighted average share option price 1		Number of share options	Share option price 2
Outstanding, beginning of period	573,354	US$	30.86	53,832	$21.36	—	US$	—	—	$—
Granted	175,272	US$	27.70	—	$—	573,354	US$	30.86	53,832	$21.36

Outstanding, end of period	748,626	US$	30.12	53,832	$21.36	573,354	US$	30.86	53,832	$21.36

(1)	The range of share option prices is US$21.90 — US$40.25 per TELUS International (Cda) Inc. equity share and the weighted average remaining contractual life is 9.2 years (2016 — 10.0 years).

(2)	The weighted average remaining contractual life is 8.5 years (2016 — 9.5 years).